Leases (Tables)	9 Months Ended
Sep. 30, 2023
Presentation of leases for lessee [abstract]
Schedule of quantitative information about right-of-use assets
The table below provides a rollforward of the Company's right-of-use assets as of September 30, 2023 and 2022, respectively.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2023	9,311	134	9,445
Additions	4,833	—	4,833
Lease termination	—	(56)	(56)
Modification of lease terms	(948)	—	(948)
Exchange difference	(23)	—	(23)
September 30, 2023	13,173	78	13,251

Accumulated depreciation
January 1, 2023	(2,642)	(83)	(2,725)
Depreciation charge	(1,265)	(24)	(1,289)
Lease termination	—	34	34
Modification of lease terms	997	—	997
Exchange difference	4	—	4
September 30, 2023	(2,906)	(73)	(2,979)

Net book amount as of September 30, 2023	10,267	5	10,272

Cost
January 1, 2022	9,005	134	9,139
Additions	1,234	—	1,234
Exchange difference	(911)	—	(911)
September 30, 2022	9,328	134	9,462

Accumulated depreciation
January 1, 2022	(1,925)	(50)	(1,975)
Depreciation charge	(871)	(25)	(896)
Exchange difference	117	—	117
September 30, 2022	(2,679)	(75)	(2,754)

Net book amount as of September 30, 2022	6,649	59	6,708

Schedule of quantitative information about lease liabilities
Depreciation of right-of-use assets have been charged to the following categories in the unaudited condensed consolidated interim statement of operations. Depreciation expense for S&M expenses was not material for any of the periods presented.

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2023	2022	2023	2022
R&D expenses	388	228	1,111	711
G&A expenses	55	62	178	185
	443	290	1,289	896
The table below provides a rollforward of the Company's lease liabilities as of September 30, 2023 and 2022, respectively.

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2023	7,607	54	7,661
Additions	4,833	—	4,833
Modification of lease terms	3	—	3
Cash outflow (including interest)	(1,222)	(27)	(1,249)
Interest	382	1	383
Exchange difference	(115)	(23)	(138)
September 30, 2023	11,488	5	11,493

January 1, 2022	7,898	125	8,023
Additions	1,234	—	1,234
Cash outflow (including interest)	(901)	—	(901)
Interest	144	—	144
Exchange difference	(978)	(65)	(1,043)
September 30, 2022	7,397	60	7,457

September 30, 2023
Lease liabilities (short-term)	1,412	5	1,417
Lease liabilities (long-term)	10,076	—	10,076
Total lease liabilities	11,488	5	11,493

September 30, 2022
Lease liabilities (short-term)	801	34	835
Lease liabilities (long-term)	6,596	26	6,622
Total lease liabilities	7,397	60	7,457